Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows - Balances per Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,477	1,589
Total cash, cash equivalents and restricted cash	1,477	1,589	$ 1,756	$ 605
Parent Issuer [Member]
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	0	0
Restricted cash	903	1,033
Total cash, cash equivalents and restricted cash	903	1,033	212	234
Guarantors [Member]
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	0	0
Restricted cash	13	12
Total cash, cash equivalents and restricted cash	13	12	13	13
Non-Guarantor [Member]
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	0	0
Restricted cash	561	544
Total cash, cash equivalents and restricted cash	561	544	1,531	358
Eliminations [Member]
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	0	0
Restricted cash	0	0
Total cash, cash equivalents and restricted cash	$ 0	$ 0	$ 0	$ 0